ANNUAL REPORT
AUL AMERICAN INDIVIDUAL
VARIABLE LIFE UNIT TRUST


This report and the financial statements contained herein are for the general information of the Particpants. The Report is not to be distrubuted to prospective investors as sales literature unless accompnaied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Variable Life Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

American United Life Insurance Company

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Individual Variable Life Unit Trust
The year 2000 ended as one of the most tumultuous years Wall Street has experienced. At the beginning of the year, the outlook for the U.S. economy and our investment markets was extremely positive. The current economic expansion, which began in March 1991, was labeled the longest post-war expansion in history with no end in sight.

But as the year progressed, signs of worry began to emerge. The Federal Reserve, concerned that an overheated economy would cause inflationary pressures, raised the Federal Funds Rate on six different occasions between June 1999 and May 2000. As the year progressed, fears of a dramatic economic slowdown mounted, causing some economists to believe the Federal Reserve may have been overzealous in its attempts to slow the economy.

Stock market turmoil resulted in response to warnings about corporate revenue and profit shortfalls, a spike in oil prices, new lows in the Euro and concerns about elevated valuations in technology and "dot com" companies. For the first time in a decade, three major equity indices (the S&P 500, the Dow Jones industrial Average, and the NASDAQ Composite) finished the year with negative returns.

Bonds, in particular treasuries, provided excellent returns in 2000. Portfolios invested in higher-quality, intermediate and longer maturity bonds did particularly well last year, earning returns in excess of 10%. Returns for funds heavily invested in low-rated, "junk" bonds, however, were generally negative as investors reacted to signs of a slowing economy and an increasing level of defaults by lower quality borrowers.

As we enter 2001, the economic outlook is rather bleak for the first half of the year. However, due to recent stimulus by the Federal Reserve, it is hoped that economic momentum will advance in the second half. Equity returns are also likely to experience a rocky start as investors monitor corporate earnings and the Fed's success in orchestrating moderate yet sustainable economic growth. An accommodative Fed in combination with continued moderate inflation should bode well for the bond market.

In closing, American United Life Insurance Company@ remains committed to serving your investment needs. We appreciate your continued confidence and support.

/s/ R. Stephen Radcliffe
R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
February 14, 2001
Report of Independent Accountants
                                       1

The Contract Owners of
AUL American Individual Variable Life Unit Trust and
Board of Directors of
American United Life Insurance Company@



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Variable Life Unit Trust at December 31, 2000, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.
These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the mutual funds, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 14, 2001
                                       2

                AUL American Individual Variable Life Unit Trust
                            statementS of net assets
                               December 31, 2000

                        AUL American Series Fund                 Fidelity

                        Equity         Money Market        Bond       Managed   High Income       Growth

Assets:

  Investments at value    $   392,913  $   1,116,731  $   566,731  $   231,983  $   332,183  $   4,001,069



Net assets               $    392,913  $   1,116,731  $   566,731  $   231,983  $   332,183  $   4,001,069



Units outstanding              69,744        974,959       97,408       40,155       87,487        539,162



Accumulation unit value  $       5.63  $        1.15 $        5.82 $      5.78  $      3.80  $        7.42




                                    Fidelity

                           Overseas       Asset Manager  Index 500  Equity-Income Contrafund  Money Market


Assets:

  Investments at value      $    389,642 $  1,177,617  $ 4,582,673  $ 1,237,136  $ 2,875,882  $   810,962



Net assets                  $    389,642 $  1,177,617  $ 4,582,673  $ 1,237,136  $ 2,875,882  $   810,962



Units outstanding                 70,240      206,709      750,692      213,626      432,642      700,163



Accumulation unit value     $       5.55 $       5.70  $      6.10  $      5.79  $      6.65  $      1.16

The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      statementS of net assets (continued)
                               December 31, 2000


                                       American Century                       Alger

                              VP Capital       VP         VP Income    American     American
                             Appreciation International  and Growth     Growth      Small Cap


Assets:
  Investments at value      $     21,123 $    728,210  $   374,359  $ 5,999,856  $   122,378



Net assets                  $     21,123 $    728,210  $   374,359  $ 5,999,856  $   122,378



Units outstanding                  2,519      107,632       76,016      835,191       32,241



Accumulation unit value     $       8.16 $       6.77  $      4.92  $      7.18  $      3.80




                                         T. Rowe Price                        Janus

                                              Limited-Term     Mid-Cap     Worldwide    Flexible
                              Equity Income   Bond             Growth       Growth       Income


Assets:
  Investments at value      $  1,169,521 $      6,458  $    80,556  $ 2,329,672  $   261,471



Net assets                  $  1,169,521 $      6,458  $    80,556  $ 2,329,672  $   261,471



Units outstanding                198,243        1,195       15,961      365,202       49,162



Accumulation unit value     $       5.90 $       5.40  $      5.05  $      6.38  $      5.32


The accompanying notes are an integral part of the financial statements.
                                       4

                    AUL American Individual Variable Life Unit Trust
                      statementS of net assets (continued)
                               December 31, 2000

                                      SAFECO                     PBHG

                                                                       Tech. &
                                Equity      Growth       Growth II      Comm.


Assets:
  Investments at value      $    454,887 $    541,171  $   129,133  $   279,093



Net assets                  $    454,887 $    541,171  $   129,133  $   279,093



Units outstanding                103,443      100,270       32,688      103,693



Accumulation unit value     $       4.40 $       5.40  $      3.95  $      2.69



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                            statementS of OPERATIONS
                      For the year ended December 31, 2000

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Investment income:
  Dividend income           $     25,915 $     38,630  $    33,186  $    15,237  $    17,066  $   265,242

  Net investment
   income                         25,915       38,630       33,186       15,237       17,066      265,242


Gain (loss) on investments:
  Net realized gain (loss)       (16,711)        -           (2,839)      (14,412)     (2,452)     41,190
  Net change in unrealized
     appreciation
     (depreciation)               40,944          -        13,046       18,782      (95,811)    (832,024)

  Net gain (loss)                 24,233         -         10,207        4,370      (98,263)    (790,834)

  Increase (decrease) in
  net assets from operations$     50,148 $     38,630  $    43,393  $    19,607  $   (81,197) $  (525,592)




                                                               Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market



Investment income:
  Dividend income           $      9,881    $  77,492    $  40,230    $  53,999    $  213,019   $ 37,130

  Net investment
   income                          9,881       77,492       40,230       53,999      213,019       37,130


Gain (loss) on investments:
  Net realized gain (loss)         4,273       (3,143)      48,498       (9,187)       3,391         -
  Net change in unrealized
     appreciation
     (depreciation)              (74,950)       (115,232)    (491,270)    58,649       (393,438)     -

  Net gain (loss)                (70,677)       (118,375)    (442,772)    49,462       (390,047)   37,130

  Increase (decrease) in
  net assets from operations$   ($60,796)     $  (40,883)  $  (402,542) $  103,461   $  (177,028) $ 37,130



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      statementS of OPERATIONS (continued)
                      For the year ended December 31, 2000

                                       American Century                       Alger

                              VP Capital      VP         VP Income    American     American
                             Appreciation International  and Growth     Growth      Small Cap

                                                                                For the period
                                                                                  from 5/1/00
                                                                                (commencement)
                                                                                  to 12/31/00


Investment income:
  Dividend income           $        523 $      6,166  $       208  $   586,347  $         -

  Net investment
   income                            523        6,166          208      586,347            -


Gain (loss) on investments:
  Net realized gain (loss)         1,777       30,012           83      (23,421)        (618)
  Net change in unrealized
     appreciation
     (depreciation)                 (989)    (134,621)    (30,849)     (1,606,505)  (15,812)

  Net gain (loss)                    788     (104,609)     (30,766)  (1,629,926)     (16,430)

  Increase (decrease) in
  net assets from operations$      1,311 $    (98,443) $   (30,558) $(1,043,579) $   (16,430)



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      statementS of OPERATIONS (continued)
                      For the year ended December 31, 2000

                                         T. Rowe Price                        Janus

                                             Limited-Term     Mid-Cap     Worldwide    Flexible
                             Equity Income   Bond            Growth       Growth       Income

                                        For the period  For the period
                                          from 5/1/00      from 5/1/00
                                        (commencement)   (commencement)
                                          to 12/31/00      to 12/31/00


Investment income:
  Dividend income           $     76,056 $         54  $     1,265  $   122,895  $     7,192

  Net investment
   income                         76,056           54        1,265      122,895        7,192


Gain (loss) on investments:
  Net realized gain (loss)        (7,911)          12           (904)        19,508       (164)
  Net change in unrealized
     appreciation
     (depreciation)               61,440          149          735     (576,195)       2,197

  Net gain (loss)                 53,529          161         (169)    (556,687)       2,033

  Increase (decrease) in
  net assets from operations$    129,585 $        215  $     1,096  $  (433,792) $     9,225



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      statementS of OPERATIONS (continued)
                      For the year ended December 31, 2000

                                      SAFECO                     PBHG

                                                                       Tech. &
                                Equity      Growth       Growth II      Comm.

                                                      For the period For the period
                                                        from 5/1/00   from 5/1/00
                                                      (commencement) (commencement)
                                                        to 12/31/00   to 12/31/00


Investment income:
  Dividend income           $      3,481 $     59,010  $       721  $    22,653

  Net investment
   income                          3,481       59,010          721       22,653


Gain (loss) on investments:
  Net realized gain (loss)        (3,288)       6,104        747          (17,298)
  Net change in unrealized
     appreciation
     (depreciation)              (35,642)      (110,806)    (31,962)     (201,733)

  Net gain (loss)                (38,930)      (104,702)    (31,215)     (219,031)

  Increase (decrease) in
  net assets from operations$    (35,449)   $  (45,692)  $  (30,494)  $  (196,378)



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      statementS of changes in net assets


                                                       AUL American Series Fund


                                      Equity                 Money Market                  Bond


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     25,915 $     43,597  $    38,630  $    14,365  $    33,186  $    17,019
  Net realized gain (loss)       (16,711)      3,346          -            -           (2,839)     (1,456)
  Net change in unrealized
   appreciation (depreciation)    40,944      (50,274)        -           -            13,046      (18,163)

Increase (decrease)
  in net assets
  from operations                 50,148       (3,331)      38,630       14,365       43,393       (2,600)


Contract owner transactions:
   Proceeds from units sold      207,386      207,393    1,599,877    1,237,777      319,770      426,622
   Cost of units redeemed        (58,836)     (56,971)   (1,032,773)  (780,195)     (65,320)     (150,031)
   Account charges               (24,909)              (23,586)     (55,691)     (36,264)     (22,824)
   (18,020)

      Increase (decrease)        123,641      126,836      511,413      421,318      231,626      258,571


Net increase (decrease)          173,789      123,505      550,043      435,683      275,019      255,971
Net assets, beginning            219,124       95,619      566,688      131,005      291,712       35,741

Net assets, ending          $    392,913 $    219,124  $ 1,116,731  $   566,688  $   566,731  $   291,712


Units sold                        41,732       42,357    1,427,909    1,167,898       58,166       78,726
Units redeemed                   (17,731)      (16,424)  (977,222)    (770,487)      (16,317)    (29,899)


Net increase (decrease)           24,001       25,933      450,687      397,411       41,849       48,827
Units outstanding, beginning       45,743       19,810       524,272      126,861      55,559      6,732

Units outstanding, ending         69,744       45,743      974,959      524,272       97,408       55,559



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                          AUL American Series Fund                       Fidelity


                                      Managed                 High Income                 Growth


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     15,237 $     16,596  $    17,066  $     3,310  $   265,242  $    19,252
  Net realized gain (loss)       (14,412)       905          (2,452)      1,107        41,190      19,610
  Net change in unrealized
   appreciation (depreciation)    18,782      (19,154)     (95,811)         298     (832,024)     364,946

Increase (decrease)
  in net assets
  from operations                 19,607       (1,653)     (81,197)       4,715     (525,592)     403,808


Contract owner transactions:
   Proceeds from units sold      176,282      103,312      209,458      238,591    3,443,076    1,866,904
   Cost of units redeemed        (67,495)     (5,521)      (25,927)     (2,650)    (642,315)    (118,567)
   Account charges               (12,125)     (9,616)      (22,403)     (14,906)   (386,919)    (168,497)

      Increase (decrease)         96,662       88,175      161,128      221,035    2,413,842    1,579,840


Net increase (decrease)          116,269       86,522       79,931      225,750    1,888,250    1,983,648
Net assets, beginning            115,714       29,192      252,252       26,502    2,112,819      129,171

   Net assets, ending       $    231,983 $    115,714  $   332,183  $   252,252  $ 4,001,069  $ 2,112,819


Units sold                        33,187       20,322       46,447       49,349      410,014      272,854
Units redeemed                   (16,190)      (2,966)      (10,468)     (3,693)      (124,314)   (40,681)


Net increase (decrease)           16,997       17,356       35,979       45,656      285,700      232,173
Units outstanding, beginning      23,158        5,802        51,508       5,852        253,462     21,289

Units outstanding, ending         40,155       23,158       87,487       51,508      539,162      253,462



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                     Overseas                Asset Manager               Index 500


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $      9,881 $        618  $    77,492  $    13,510  $    40,230  $    25,695
  Net realized gain (loss)         4,273        1,077       (3,143)       8,615       48,498      317,655
  Net change in unrealized
   appreciation (depreciation)   (74,950)       19,613       (115,232)    36,064       (491,270)  142,114

Increase (decrease)
  in net assets
  from operations                (60,796)       21,308       (40,883)     58,189       (402,542)   485,464


Contract owner transactions:
   Proceeds from units sold      450,411       75,130      918,625      798,416    3,656,164    2,399,327
   Cost of units redeemed        (58,740)      (6,006)     (247,384)    (320,939)  (825,041)   (1,462,484)
   Account charges               (34,843)      (9,654)      (72,873)     (46,446)  (417,181)   (268,720)

      Increase (decrease)        356,828       59,470      598,368      431,031    2,413,942      668,123


Net increase (decrease)          296,032       80,778      557,485      489,220    2,011,400    1,153,587
Net assets, beginning             93,610       12,832      620,132      130,912    2,571,273    1,417,686

Net assets, ending          $    389,642 $     93,610  $ 1,177,617  $   620,132  $ 4,582,673  $ 2,571,273


Units sold                        71,478       13,855      157,150      146,259      558,834      399,752
Units redeemed                   (14,889)     (2,872)      (55,019)     (66,205)     (190,147)   (271,569)


Net increase (decrease)           56,589       10,983       102,131      80,054       368,687     128,183
Units outstanding, beginning      13,651        2,668        104,578      24,524       382,005     253,822

Units outstanding, ending         70,240       13,651      206,709      104,578      750,692      382,005


The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                   Equity-Income              Contrafund               Money Market


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00     12/31/99


Increase in net assets
from operations:
  Net investment income     $     53,999 $      9,291  $   213,019  $     8,511  $    37,130  $     8,685
  Net realized gain (loss)        (9,187)       20,131       3,391        37,542       -           -
  Net change in unrealized
   appreciation (depreciation)    58,649      (18,678)    (393,438)     188,337         -          -

Increase (decrease)
  in net assets
  from operations                103,461       10,744     (177,028)     234,390       37,130        8,685


Contract owner transactions:
   Proceeds from units sold      729,001      565,651    2,196,515    1,455,091    1,314,464    1,778,930
   Cost of units redeemed       (176,345)     (18,849)     (430,605)  (168,982)   (1,148,833)  (1,135,715)
   Account charges               (76,053)     (58,245)     (263,256)  (136,410)    (51,827)    (16,949)

      Increase (decrease)        476,603      488,557    1,502,654    1,149,699      113,804      626,266


Net increase (decrease)          580,064      499,301    1,325,626    1,384,089      150,934      634,951
Net assets, beginning            657,072      157,771    1,550,256      166,167      660,028       25,077

Net assets, ending          $  1,237,136 $    657,072  $ 2,875,882  $ 1,550,256  $   810,962  $   660,028


Units sold                       138,531      105,987      314,561      237,511    1,168,910    1,648,891
Units redeemed                   (47,930)     (14,367)     (99,695)     (48,739)  (1,078,452) (1,063,389)


Net increase (decrease)           90,601       91,620      214,866      188,772       90,458      585,502
Units outstanding, beginning      123,025       31,405       217,776      29,004       609,705     24,203

Units outstanding, ending        213,626      123,025      432,642      217,776      700,163      609,705


The accompanying notes are an integral part of the financial statements.
                                       13

                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)



                                                           American Century


                              VP Capital Appreciation      VP International        VP Income and Growth

                                                                                             For the period
                                 Year        Year          Year         Year         Year     from 5/01/99
                                 ended       ended         ended        ended        ended   (commencement)
                               12/31/00    12/31/99      12/31/00     12/31/99     12/31/00    to 12/31/99


Increase in net assets
from operations:
  Net investment income     $        523 $         -  $     6,166  $         -  $       208           -
  Net realized gain (loss)         1,777        5,304       30,012       18,073           83            4
  Net change in unrealized
   appreciation (depreciation)      (989)              5,014        (134,621)    105,372      (30,849)
   1,687

Increase (decrease)
  in net assets
  from operations                  1,311       10,318      (98,443)     123,445      (30,558)       1,691


Contract owner transactions:
   Proceeds from units sold        8,171       42,340      699,965      254,605      431,285       19,880
   Cost of units redeemed         (3,859)     (34,831)     (148,982)    (112,718)    (25,920)       (29)
   Account charges                (1,425)     (5,390)      (45,495)     (28,459)     (20,451)     (1,539)

      Increase (decrease)          2,887        2,119      505,488      113,428      384,914       18,312


Net increase (decrease)            4,198       12,437      407,045      236,873      354,356       20,003
Net assets, beginning             16,925        4,488      321,165       84,292       20,003          -

Net assets, ending          $     21,123 $     16,925  $   728,210  $   321,165  $   374,359  $    20,003


Units sold                           907        9,154       93,529       48,485       81,388        3,938
Units redeemed                      (649)       (7,879)      (25,380)     (26,000)     (9,003)     (307)


Net increase (decrease)              258        1,275       68,149       22,485       72,385        3,631
Units outstanding, beginning        2,261         986       39,483       16,998       3,631           -

Units outstanding, ending          2,519        2,261      107,632       39,483       76,016        3,631



The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)



                                              Alger                              T. Rowe Price

                                                         American                             Limited-Term
                                  American Growth        Small Cap        Equity Income           Bond

                                                      For the period                         For the period
                                 Year        Year      from 5/01/00     Year         Year     from 5/01/00
                                 ended       ended    (commencement)    ended        ended   (commencement)
                               12/31/00    12/31/99     to 12/31/00   12/31/00     12/31/99    to 12/31/00


Increase in net assets
from operations:
  Net investment income     $    586,347 $    116,780  $        -  $    76,056  $    35,658  $        54
  Net realized gain (loss)       (23,421)     63,125       (618)        (7,911)      16,123      12
  Net change in unrealized
   appreciation (depreciation)(1,606,505)     377,383      (15,812)     61,440       (43,786)   149

Increase (decrease)
  in net assets
  from operations             (1,043,579)    557,288      (16,430)     129,585      7,995       215


Contract owner transactions:
   Proceeds from units sold    5,195,700    2,774,560      146,328      714,017      575,813        7,988
   Cost of units redeemed       (756,670)     (227,874)    (3,153)      (248,711)    (75,474)      (1,292)
   Account charges              (515,494)     (256,867)    (4,367)      (94,210)     (71,247)        (453)

      Increase (decrease)      3,923,536    2,289,819      138,808      371,096      429,092        6,243


Net increase (decrease)        2,879,957    2,847,107      122,378      500,681      437,087        6,458
Net assets, beginning          3,119,899      272,792            -      668,840      231,753            -

Net assets, ending          $  5,999,856 $  3,119,899  $   122,378  $ 1,169,521  $   668,840  $     6,458


Units sold                       620,530      393,801       34,042      135,907      109,803        1,525
Units redeemed                  (155,464)     (66,959)     (1,801)      (65,831)     (27,698)    (330)


Net increase (decrease)          465,066      326,842       32,241       70,076       82,105        1,195
Units outstanding, beginning    370,125       43,283           -         128,167      46,062          -

Units outstanding, ending        835,191      370,125       32,241      198,243      128,167        1,195




The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                            T. Rowe Price                        Janus

                                Mid-Cap
                                Growth        Worldwide Growth           Flexible Income
                            For the period            For the period            For the period
                             from 5/01/00    Year      from 5/01/99     Year     from 5/01/99
                            (commencement)   ended    (commencement)    ended   (commencement)
                              to 12/31/00  12/31/00     to 12/31/99   12/31/00    to 12/31/99


Increase in net assets
from operations:
  Net investment income     $      1,265 $    122,895  $        22  $     7,192  $       115
  Net realized gain (loss)          (904)       19,508       575           (164)       (2)
  Net change in unrealized
   appreciation (depreciation)       735     (576,195)      72,199        2,197          (71)

Increase (decrease)
  in net assets
  from operations                  1,096     (433,792)      72,796        9,225           42


Contract owner transactions:
   Proceeds from units sold      100,931    2,953,183      257,209      268,286        4,127
   Cost of units redeemed        (16,410)    (290,797)    (8,331)      (10,342)     (10)
   Account charges                (5,061)    (207,151)    (13,445)     (9,071)      (786)

      Increase (decrease)         79,460    2,455,235      235,433      248,873        3,331


Net increase (decrease)           80,556    2,021,443      308,229      258,098        3,373
Net assets, beginning                  -      308,229            -        3,373            -

Net assets, ending          $     80,556 $  2,329,672  $   308,229  $   261,471  $     3,373


Units sold                        20,314      393,102       44,298       52,261          835
Units redeemed                    (4,353)     (68,656)     (3,542)      (3,773)      (161)


Net increase (decrease)           15,961      324,446       40,756       48,488          674
Units outstanding, beginning        -             40,756       -            674          -

Units outstanding, ending         15,961      365,202       40,756       49,162          674



The accompanying notes are an integral part of the financial statements.
                                       16

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                   Safeco                                  PBHG

                                                                                                 Tech. &
                                      Equity                    Growth             Growth II      Comm.

                                        For the period             For the period For the period For the period
                                 Year    from 5/01/99      Year     from 5/01/99  from 5/01/00    from 5/01/00
                                 ended  (commencement)     ended   (commencement) (commencement)(commencement)
                               12/31/00   to 12/31/99    12/31/00    to 12/31/99   to 12/31/00  to 12/31/00


Increase in net assets
from operations:
  Net investment income     $      3,481 $      1,607  $    59,010  $         -  $       721  $    22,653
  Net realized gain (loss)        (3,288)         (38)         6,104        (35)         747         (17,298)
  Net change in unrealized
   appreciation (depreciation)   (35,642)       (1,354)      (110,806)    4,699        (31,962)   (201,733)

Increase (decrease)
  in net assets
  from operations                (35,449)              215          (45,692)     4,664        (30,494)    (196,378)


Contract owner transactions:
   Proceeds from units sold      519,442       33,302      641,377       38,317      177,445      541,056
   Cost of units redeemed        (33,743)         (24)     (55,986)     (3,425)      (8,981)     (42,002)
   Account charges               (25,645)       (3,211)    (35,007)     (3,077)      (8,837)     (23,583)

      Increase (decrease)        460,054       30,067      550,384       31,815      159,627      475,471


Net increase (decrease)          424,605       30,282      504,692       36,479      129,133      279,093
Net assets, beginning             30,282            -       36,479            -            -            -

Net assets, ending          $    454,887 $     30,282  $   541,171  $    36,479  $   129,133  $   279,093


Units sold                       110,008        6,812      109,355        7,622       36,272      123,803
Units redeemed                   (12,708)        (669)        (15,427)     (1,280)      (3,584)     (20,110)


Net increase (decrease)           97,300        6,143       93,928        6,342       32,688      103,693
Units outstanding, beginning       6,143         -           6,342           -            -           -

Units outstanding, ending        103,443        6,143      100,270        6,342       32,688      103,693



   The accompanying notes are an integral part of the financial statements.
                                       17



                          notes to financial statements
1.   Summary of  Significant  Accounting  Policies
     The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company@ (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), The Alger American Fund (Alger), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).
     Security Valuation Transactions and Related Income
     The market value of investments is based on the Net Asset Value (NAV) of the underlying mutual funds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments at December 31, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

     Taxes
     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

     Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   Account Charges
     With respect to variable life insurance policies funded by the variable account, total account charges during the years ended December 31, 2000 and for the year ended December 31, 1999 were $2,437,154 and $1,191,334, respectively. Deductions are described as follows:

     Modified Single Premium Policy:
     AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of .25% of the account value. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

     Flexible Premium Adjustable Policy:
     AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $6.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and
     (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                    notes to financial statements (continued)

3.    Accumulation Unit Value
     The change in the Accumulation Unit Value per unit for the year ended December 31, 2000, or from commencement of operation, May 1, 2000 through December 31, 2000.

                                12/31/00     12/31/99      Change
   AUL American Series Fund:
         Equity               $  5.633656  $  4.790429       17.6%
         Money Market            1.145414     1.081055        6.0%
         Bond                    5.818028     5.250403       10.8%
         Managed                 5.777096     4.996810       15.6%
   Fidelity:
         High Income             3.797217     4.897979      -22.5%
         Growth                  7.420428     8.335727      -11.0%
         Overseas                5.547252     6.857656      -19.1%
         Asset Manager           5.697103     5.930109       -3.9%
         Index 500               6.104484     6.730730       -9.3%
         Equity-Income           5.791415     5.341704        8.4%
         Contrafund              6.647083     7.118542       -6.6%
         Money Market            1.158242     1.089793        6.3%
   American Century:
         VP Capital
         Appreciation            8.163771     7.487388        9.0%
         VP International        6.765861     8.134571      -16.8%
         VP Income
         and Growth              4.924754     5.509636      -10.6%
   Alger:
         American Growth         7.183798     8.429238      -14.8%
   T. Rowe Price:
         Equity Income           5.899400     5.218486       13.0%
   Janus:
         Worldwide Growth        6.379118     7.564515      -15.7%
         Flexible Income         5.318552     5.005508        6.3%
   Safeco:
         Equity                  4.397121     4.929132      -10.8%
         Growth                  5.396990     5.751535       -6.2%


                                12/31/00      5/01/00      Change

   Alger:
         American Small Cap   $  3.795709     5.000000      -24.1%
   T. Rowe Price:
         Limited-Term Bond       5.402517     5.000000        8.1%
         Mid-Cap Growth          5.046986     5.000000        0.9%
   PBHG:
         Growth II               3.950441     5.000000      -21.0%
         Technology &            2.691549     5.000000      -46.2%
         Communications

                   notes to financial statements (continued)
   4.    Cost of Investments
         The cost of investments at December 31, 2000 is:


AUL American Series Fund:
     Equity                      $        401,332
     Money Market                       1,116,731
     Bond                                 572,496
     Managed                              231,747
   Fidelity:
     High Income                          425,743
     Growth                             4,450,926
     Overseas                             444,275
     Asset Manager                      1,247,111
     Index 500                          4,798,006
     Equity-Income                      1,181,537
     Contrafund                         3,058,262
     Money Market                         807,384
   American Century:
     VP Capital Appreciation               16,504
     VP International                     751,298
     VP Income and Growth                 403,520
   Alger:
     American Growth             $      7,185,744
     American Small Cap                   138,190
   T. Rowe Price:
     Equity Income                      1,144,835
     Limited-Term Bond                      6,309
     Mid-Cap Growth                        79,820
   Janus:
     Worldwide Growth                   2,833,669
     Flexible Income                      259,345
   SAFECO:
     Equity                               491,883
     Growth                               647,278
   PBHG:
     Growth II                            161,094
     Technology &
     Communications                       480,826

5.    Mutual Fund Shares
      The mutual fund shares owned at December 31, 2000 is:

   AUL American Series Fund:
     Equity                                22,361
     Money Market                       1,116,731
     Bond                                  53,964
     Managed                               16,765
   Fidelity:
     High Income                           40,609
     Growth                                91,663
     Overseas
     Asset Manager                         19,492
     Index 500                             73,601
     Equity-Income                         30,647
     Contrafund                            48,477
     Money Market                         810,962
   American Century:
     VP Capital Appreciation                1,303
     VP International                      71,184
     VP Income & Growth                    52,562
   Alger:
     American Growth                      126,927
     American Small Cap                     5,210
   PBHG:
     Growth II                              6,839
     Telecommunications
     & Communications                      11,267
   T Rowe Price:
     Equity Income                         59,822
     Limted-Term Bond                       1,310
     Mid-Cap Growth                         4,371
   Janus:
     Worldwide Growth                      62,998
     Flexible Income                       22,816
   Safeco:
     Equity                                16,565
     Growth                                28,770

                    notes to financial statements (continued)
   6.    Net Assets
         Net Assets at December 31, 2000 are:

                                 AUL American Series Fund                         Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $    530,792 $  3,073,328  $   887,160  $   310,433  $   475,314  $ 5,428,842
Cost of units redeemed          (142,167)  (1,912,733)    (319,771)     (75,564)     (28,834)    (760,988)
Account charges                  (51,884)     (97,974)     (42,220)     (23,414)     (39,474)    (562,539)
Net investment income             78,186       54,073       51,233       33,725       20,376      284,493
Net realized gain (loss)         (13,595)      37           (3,905)      (13,433)     (1,640)     61,118
Unrealized appreciation
   (depreciation)                 (8,419)        (0)          (5,766)      236        (93,559)   (449,857)

                            $    392,913 $  1,116,731  $   566,731  $   231,983  $   332,183  $ 4,001,069



                                                               Fidelity

                               Overseas  Asset Manager  Index  500  Equity-income Contrafund  Money Market

Proceeds from units sold    $    539,075 $  1,847,348  $ 7,369,986  $ 1,447,355  $ 3,827,215  $ 3,126,225
Cost of units redeemed           (64,807)    (570,541)    (2,289,496)  (197,476)    (620,378)   (2,299,291)
Account charges                  (45,938)     (126,061)    (719,884)    (142,959)    (411,238)   (70,044)
Net investment income             10,498       91,002       65,925       63,290      221,530       54,072
Net realized gain (loss)           5,447        5,363      371,474       11,326       41,134            0
Unrealized appreciation
   (depreciation)                (54,633)     (69,494)     (215,332)     55,600      (182,381)         0

                            $    389,642 $  1,177,617  $ 4,582,673  $ 1,237,136  $ 2,875,882  $   810,962

                    notes to financial statements (continued)
   6.    Net Assets (continued)
         Net Assets at December 31, 2000 are:

                                        American Century                      Alger

                              VP Capital      VP         VP Income    American     American
                             AppreciationInternational  and Growth     Growth      Small Cap
Proceeds from units sold    $     56,221 $  1,066,474  $   451,164  $ 8,218,651  $   146,328
Cost of units redeemed           (38,690)    (287,477)    (25,949)     (986,672)    (3,153)
Account charges                   (8,614)     (79,629)     (21,990)     (789,666)    (4,367)
Net investment income                523        6,166          208      703,127            0
Net realized gain (loss)           7,064       45,764           87       40,305         (618)
Unrealized appreciation
   (depreciation)                  4,619       (23,088)     (29,161)     (1,185,889)  (15,812)

                            $     21,123 $    728,210  $   374,359  $ 5,999,856  $   122,378


                                         T. Rowe Price                        Janus

                                         Limited-Term     Mid-Cap     Worldwide
                             Equity Income   Bond         Growth       Growth   Flexible Income

Proceeds from units sold    $  1,535,311 $      7,988  $   100,931  $ 3,210,391  $   272,412
Cost of units redeemed          (341,749)      (1,292)      (16,410)     (299,127)    (10,351)
Account charges                 (176,472)        (453)        (5,061)      (220,596)    (9,857)
Net investment income            119,473           54        1,265      122,918        7,307
Net realized gain (loss)           8,271           12         (904)      20,083         (166)
Unrealized appreciation
   (depreciation)                 24,687          149          735     (503,997)       2,126

                            $  1,169,521 $      6,458  $    80,556  $ 2,329,672  $   261,471


                    notes to financial statements (continued)
   6.    Net Assets (continued)
         Net Assets at December 31, 2000 are:

                                      SAFECO                     PBHG

                                                                       Tech. &
                                Equity      Growth       Growth II      Comm.
Proceeds from units sold    $    552,744 $    679,694  $   177,445  $   541,056
Cost of units redeemed           (33,767)     (59,411)     (8,981)      (42,002)
Account charges                  (28,856)     (38,084)     (8,837)      (23,583)
Net investment income              5,088       59,010          721       22,653
Net realized gain (loss)          (3,326)      6,069        747          (17,298)
Unrealized appreciation
   (depreciation)                (36,996)      (106,107)    (31,962)     (201,733)

                            $    454,887 $    541,171  $   129,133  $   279,093


AUL
American United Life Insurance Company
One American Square
P.O. BOX 3687
WWW.AUL.COM

[TYPE]                COVER





February 2001

Dear AUL Participant:

Enclosed you will find copies of the annual reports for the investment options and the corresponding investment accounts in which you've invested during 2000 through a group variable annuity contract offered by American United Life Insurance Company (AUL).

Please take a few moments to review these reports and the information they contain. You will find detailed information about your investment options and the company's performance during 2000.

If you have any questions about this mailing or any of the information contained in this packet, please contact our Participant Service Center. A Participant Service Representative can be reached Monday through Friday at 1-800-249-6269, 8 a.m. to 8 p.m., Eastern Time. You can also contact us any time at our e-mail address, retirement_services@aul.com.

AUL Retirement Services is committed to providing you with the best customer service and financial information available. Our goal is to supply you with the information you need to create a successful retirement.

Thank you for your confidence in AUL and the financial services we provide. We appreciate your business.

Sincerely,

AUL Retirement Services
Enclosures